LIBERTY SMALL-CAP VALUE FUND
                        LIBERTY VALUE OPPORTUNITIES FUND
                              LIBERTY VALUE FUND
                      LIBERTY ALL-STAR GROWTH & INCOME FUND
                        LIBERTY STRATEGIC BALANCED FUND
                       LIBERTY SHORT-TERM GOVERNMENT FUND
                        LIBERTY OREGON TAX-FREE FUND
                        LIBERTY FLORIDA TAX-EXEMPT FUND
                        LIBERTY MICHIGAN TAX-EXEMPT FUND
                       LIBERTY MINNESOTA TAX-EXEMPT FUND
                     LIBERTY NORTH CAROLINA TAX-EXEMPT FUND
                        LIBERTY CONTRARIAN SMALL CAP FUND
                         LIBERTY CONTRARIAN BALANCED FUND
                          LIBERTY NEWPORT TIGER CUB FUND
                                  (THE "FUNDS")

                            SUPPLEMENT TO PROSPECTUSES


Subject to approval by the Boards of Trustees of the Funds, a proposal to reorganize each of the Funds into the respective Acquiring Fund listed below will be submitted to the shareholders of each Fund. If shareholders of the Funds approve the proposals, all of the assets of the Funds will be transferred to the respective Acquiring Fund and shareholders of each Fund will receive shares of the Acquiring Fund in exchange for their shares. Shareholders of the Funds are scheduled to vote on the proposal at a special meeting of shareholders to be held on December 19, 2000. If approved, the reorganizations are proposed to take place in January, 2001. Shareholders of the Funds will be mailed information detailing the proposal on or about November 8, 2000.


FUNDS                                                       ACQUIRING FUNDS
Liberty Small-Cap Value Fund                                Liberty Select Value Fund

Liberty Value Opportunities Fund                            Liberty Growth & Income Fund
Liberty Value Fund
Liberty All-Star Growth & Income Fund

Liberty Strategic Balanced Fund                             The Liberty Fund

Liberty Short-Term Government Fund                          Liberty Intermediate Government Fund

Liberty Oregon Tax-Free Fund                                Liberty Tax-Exempt Fund
Liberty Florida Tax-Exempt Fund
Liberty Michigan Tax-Exempt Fund
Liberty Minnesota Tax-Exempt Fund
Liberty North Carolina Tax-Exempt Fund

Liberty Contrarian Small Cap Fund                           Liberty Special Fund

Liberty Contrarian Balanced Fund                            Liberty Contrarian Equity Fund

Liberty Newport Tiger Cub Fund                              Liberty Newport Asia Pacific Fund



G-36/119D-0900                                                   October 5, 2000

                        STEIN ROE DISCIPLINED STOCK FUND
                         STEIN ROE GROWTH & INCOME FUND
                         STEIN ROE SMALL CAP TIGER FUND
                                  (THE "FUNDS")

                           SUPPLEMENT TO PROSPECTUSES

Subject to approval by the Boards of Trustees of the Funds, a proposal to reorganize each of the Funds into the respective Acquiring Fund listed below will be submitted to the shareholders of each Fund. If shareholders of the Funds approve the proposals, all of the assets of the Funds will be transferred to the respective Acquiring Fund and shareholders of each Fund will receive shares of the Acquiring Fund in exchange for their shares. Shareholders of the Funds are scheduled to vote on the proposal at a special meeting of shareholders to be held on December 19, 2000. If approved, the reorganizations are proposed to take place in January, 2001. Shareholders of the Funds will be mailed information detailing the proposal on or about November 8, 2000.


FUNDS                        ACQUIRING FUNDS

Stein Roe Disciplined        Liberty Select Value Fund
Stock Fund

Stein Roe Growth & Income    Liberty Growth and
Fund                         Income Fund

Stein Roe Small Cap Tiger    Liberty Newport Asia
Fund                         Pacific Fund


G-36/118D-0900                                                   October 5, 2000